Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events
Subsequent Events

21) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 11, 2023, the date at which the unaudited condensed consolidated financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On July 13, 2023, the Partnership declared a quarterly cash distribution of $0.026 per common unit with respect to the quarter ended June 30, 2023, which was paid on August 10, 2023, to all common unitholders of record on July 27, 2023. On the same day, the Partnership declared a quarterly cash distribution to holders of Series A Preferred Units with respect to the quarter ended June 30, 2023 in an aggregate amount equal to $1.7 million, which was paid on August 9, 2023.

The scheduled ten-year special survey drydockings of the Brasil Knutsen and the Hilda Knutsen commenced in the second quarter of 2023, with both drydockings being successfully completed in Europe in July 2023, taking 51 days and 30 days respectively. The Partnership was able to secure a cargo voyage from Brazil to Europe for the Brasil Knutsen, thus avoiding the majority of bunker fuel costs in transit to the drydock yard and lowering the number of days offhire.

In July 2023, the Partnership agreed commercial terms for a new time charter contract for the Windsor Knutsen with an oil major to commence within the window from February 1, 2025 to May 1, 2025. The new time charter contract is for a fixed period, at the charterer’s option, of either one year with an option for the charterer to extend the charter by one further year, or, a single firm period of two years. Signing of the new time charter contract remains subject to charterer’s management approval, agreement of certain operational details, and customary documentation.

On July 1, 2023, the Tordis Knutsen was delivered to Shell to commence on a three-year time charter contract.

On August 1, 2023, the time charter contract with PetroChina for the Vigdis Knutsen was extended under a charterer’s option by six-months to March 2024, after which time the vessel is due to be delivered to Shell to commence on a three-year time charter.

On August 3, 2023, the Recife Knutsen began operating under a new time charter contract with Transpetro for a firm period of three years, directly after the expiration of the then-existing bareboat charter, also with Transpetro. The vessel’s employment is now fixed until around August 2026;

On August 3, 2023, Derek Lowe entered into an employment agreement with KNOT UK, a wholly owned subsidiary of the Partnership. Pursuant to the employment agreement, Mr. Lowe will serve as KNOT UK’s Chief Executive Officer and Chief Financial Officer, effective on or about September 13, 2023, and will be based in London. His annualized base salary is 252,000 British Pounds, with annual escalation as determined by the board of directors of KNOT UK but is no less than the percentage increase in the UK Consumer Price Index. In addition, the employment agreement also provides for a discretionary annual bonus (as determined by the board of directors of KNOT UK) and a three-month transition period from Mr. Lowe’s prior employment. Mr. Lowe’s employment may be terminated on 6 months’ prior written notice by either Mr. Lowe or KNOT UK. In addition, Mr. Lowe’s employment agreement provides KNOT UK with the option to make a payment in lieu of notice or to place Mr. Lowe on garden leave during his notice period. KNOT UK may also terminate the employment agreement with immediate effect upon certain specified “cause” events. The employment agreement includes post-termination restrictive covenants prohibiting Mr. Lowe from competing or soliciting customers or employees for a period of 12 months after the termination of his employment. In connection with the execution of the employment agreement, the Partnership’s administrative services agreement was also amended to allow Mr. Lowe to provide services to the Partnership.

On August 8, 2023, the Partnership entered into a new time charter contract for the Brasil Knutsen with a major independent operator in Brazil to commence in January 2024 for a fixed period of one year.

On August 16, 2023, the Partnership closed the refinancing of the first of its two $25 million revolving credit facilities, with the facility being rolled over with NTT Finance Corporation. The new facility will mature in August 2025, bears interest at a rate per annum equal to SOFR plus a margin of 2.23% and has a commitment fee of 0.5% on any undrawn portion of the facility. The commercial terms of the facility are substantially unchanged from the facility entered into in June 2021 with NTT Finance Corporation.

On August 18, 2023, a 100-day extension to the existing bareboat charter party for the Dan Cisne was agreed with Transpetro, which will extend the vessel’s fixed employment to around the end of December 2023. This contract extension is subject to agreement of customary documentation and is expected to be signed in September 2023.

On August 31, 2023, the Lena Knutsen was redelivered from her time charter contract with TotalEnergies and is due to commence on a three-year time charter contract with Shell in September 2023.